Assets under management (Details) - CHF (SFr) SFr in Billions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets under management [Line Items]
Assets in collective investment instruments managed by Credit Suisse	SFr 215.6	SFr 212.2
Assets with discretionary mandates	267.4	277.5
Other assets under management	1,028.9	1,017.5
Assets under management (including double counting)	1,511.9	1,507.2	SFr 1,344.9
of which double counting	49.1	51.0
Bank
Assets under management [Line Items]
Assets in collective investment instruments managed by Credit Suisse	210.7	205.7
Assets with discretionary mandates	267.3	277.5
Other assets under management	1,029.0	1,017.5
Assets under management (including double counting)	1,507.0	1,500.7	SFr 1,336.8
of which double counting	SFr 48.8	SFr 50.2